LVIP Blended Large Cap Growth Managed Volatility Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–94.38%
Aerospace & Defense–0.07%
Huntington Ingalls Industries, Inc.	4,776	$1,262,679
		1,262,679
Automobiles–1.29%
Ferrari NV	14,089	6,623,380
†Tesla, Inc.	62,365	16,316,555
		22,939,935
Banks–0.10%
Prosperity Bancshares, Inc.	24,403	1,758,724
		1,758,724
Beverages–1.45%
†Celsius Holdings, Inc.	98,591	3,091,814
Coca-Cola Consolidated, Inc.	1,042	1,371,689
†Monster Beverage Corp.	409,833	21,380,987
		25,844,490
Biotechnology–2.27%
†Genmab AS ADR	130,249	3,175,470
†Natera, Inc.	20,382	2,587,495
†Neurocrine Biosciences, Inc.	50,104	5,772,983
†Regeneron Pharmaceuticals, Inc.	4,200	4,415,208
†Vertex Pharmaceuticals, Inc.	52,501	24,417,165
		40,368,321
Broadline Retail–6.96%
†Amazon.com, Inc.	665,008	123,910,941
		123,910,941
Building Products–0.22%
†Trex Co., Inc.	58,904	3,921,828
		3,921,828
Capital Markets–0.88%
Ameriprise Financial, Inc.	18,361	8,626,181
Cboe Global Markets, Inc.	5,715	1,170,832
†Coinbase Global, Inc. Class A	7,262	1,293,870
Franklin Resources, Inc.	61,837	1,246,016
Morningstar, Inc.	10,365	3,307,679
		15,644,578
Chemicals–1.59%
Ecolab, Inc.	34,698	8,859,440
Sherwin-Williams Co.	51,008	19,468,224
		28,327,664
Commercial Services & Supplies–1.61%
Cintas Corp.	43,221	8,898,340
†Copart, Inc.	327,451	17,158,432
Rollins, Inc.	51,938	2,627,024
		28,683,796
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Communications Equipment–1.80%
†Arista Networks, Inc.	51,136	$19,627,019
Motorola Solutions, Inc.	27,576	12,398,997
		32,026,016
Construction & Engineering–0.44%
Comfort Systems USA, Inc.	19,791	7,725,417
†MasTec, Inc.	944	116,206
		7,841,623
Consumer Finance–0.06%
Ally Financial, Inc.	29,359	1,044,887
		1,044,887
Consumer Staples Distribution & Retail–2.58%
Costco Wholesale Corp.	50,704	44,950,110
Target Corp.	6,926	1,079,486
		46,029,596
Distributors–0.09%
Pool Corp.	4,508	1,698,614
		1,698,614
Diversified Consumer Services–0.19%
†Bright Horizons Family Solutions, Inc.	21,603	3,027,229
†Grand Canyon Education, Inc.	2,212	313,772
		3,341,001
Electrical Equipment–0.16%
AMETEK, Inc.	16,237	2,788,055
		2,788,055
Electronic Equipment, Instruments & Components–0.20%
Amphenol Corp. Class A	54,999	3,583,735
		3,583,735
Energy Equipment & Services–0.05%
Halliburton Co.	29,580	859,299
		859,299
Entertainment–2.69%
†Netflix, Inc.	58,662	41,607,197
†ROBLOX Corp. Class A	141,445	6,260,355
		47,867,552
Financial Services–3.17%
†Corpay, Inc.	10,512	3,287,733
Equitable Holdings, Inc.	44,798	1,882,860
†Euronet Worldwide, Inc.	3,525	349,786
†Fiserv, Inc.	32,033	5,754,728
Mastercard, Inc. Class A	12,020	5,935,476
Visa, Inc. Class A	142,606	39,209,520
		56,420,103
LVIP Blended Large Cap Growth Managed Volatility Fund–1

LVIP Blended Large Cap Growth Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Ground Transportation–1.01%
Old Dominion Freight Line, Inc.	39,143	$7,775,366
†Saia, Inc.	7,898	3,453,479
†Uber Technologies, Inc.	90,029	6,766,580
		17,995,425
Health Care Equipment & Supplies–1.90%
†Edwards Lifesciences Corp.	29,890	1,972,441
†IDEXX Laboratories, Inc.	26,230	13,251,921
†Intuitive Surgical, Inc.	31,064	15,260,811
†Penumbra, Inc.	17,744	3,447,837
		33,933,010
Health Care Providers & Services–1.56%
Encompass Health Corp.	35,980	3,477,107
†Tenet Healthcare Corp.	19,975	3,319,845
UnitedHealth Group, Inc.	24,780	14,488,370
Universal Health Services, Inc. Class B	28,579	6,544,877
		27,830,199
Health Care Technology–0.52%
†Veeva Systems, Inc. Class A	44,079	9,250,860
		9,250,860
Hotel & Resort REITs–0.03%
Park Hotels & Resorts, Inc.	42,146	594,259
		594,259
Hotels, Restaurants & Leisure–1.65%
†Cava Group, Inc.	16,899	2,092,941
†Chipotle Mexican Grill, Inc.	195,517	11,265,690
†DoorDash, Inc. Class A	4,284	611,455
†MGM Resorts International	22,232	869,049
Texas Roadhouse, Inc.	41,584	7,343,735
Wingstop, Inc.	17,353	7,220,236
		29,403,106
Insurance–0.40%
Kinsale Capital Group, Inc.	15,371	7,156,276
		7,156,276
Interactive Media & Services–11.49%
Alphabet, Inc. Class A	148,177	24,575,156
Alphabet, Inc. Class C	484,178	80,949,720
Meta Platforms, Inc. Class A	173,219	99,157,484
		204,682,360
IT Services–0.31%
†Gartner, Inc.	10,230	5,184,155
†MongoDB, Inc.	1,311	354,429
		5,538,584
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Leisure Products–0.41%
Hasbro, Inc.	101,314	$7,327,028
		7,327,028
Life Sciences Tools & Services–1.69%
†IQVIA Holdings, Inc.	29,072	6,889,192
†Medpace Holdings, Inc.	19,326	6,451,019
†Mettler-Toledo International, Inc.	3,651	5,475,405
†Waters Corp.	14,323	5,154,704
West Pharmaceutical Services, Inc.	20,487	6,149,378
		30,119,698
Machinery–0.70%
Otis Worldwide Corp.	119,995	12,472,280
		12,472,280
Metals & Mining–0.06%
Southern Copper Corp.	9,754	1,128,245
		1,128,245
Oil, Gas & Consumable Fuels–0.04%
Antero Midstream Corp.	29,183	439,204
Ovintiv, Inc.	5,856	224,344
		663,548
Personal Care Products–0.14%
†elf Beauty, Inc.	23,698	2,583,793
		2,583,793
Pharmaceuticals–3.61%
Eli Lilly & Co.	44,167	39,129,312
Merck & Co., Inc.	6,251	709,864
Zoetis, Inc.	125,072	24,436,567
		64,275,743
Professional Services–0.61%
Equifax, Inc.	4,486	1,318,256
Verisk Analytics, Inc.	35,710	9,568,852
		10,887,108
Semiconductors & Semiconductor Equipment–15.04%
Applied Materials, Inc.	64,378	13,007,575
ASML Holding NV	7,767	6,471,853
Broadcom, Inc.	206,847	35,681,107
†Enphase Energy, Inc.	16,474	1,861,891
Entegris, Inc.	29,780	3,351,143
Lam Research Corp.	3,273	2,671,030
NVIDIA Corp.	1,327,345	161,192,777
QUALCOMM, Inc.	123,814	21,054,571
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	34,964	6,072,198
Texas Instruments, Inc.	80,496	16,628,059
		267,992,204
LVIP Blended Large Cap Growth Managed Volatility Fund–2

LVIP Blended Large Cap Growth Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software–14.83%
†Adobe, Inc.	15,079	$7,807,606
†AppLovin Corp. Class A	4,510	588,781
†Atlassian Corp. Class A	5,719	908,234
†Cadence Design Systems, Inc.	23,613	6,399,831
†Fortinet, Inc.	91,618	7,104,976
†Guidewire Software, Inc.	4,102	750,420
Intuit, Inc.	15,940	9,898,740
†Manhattan Associates, Inc.	25,213	7,094,434
Microsoft Corp.	418,124	179,918,757
†Nutanix, Inc. Class A	15,074	893,135
Oracle Corp.	93,370	15,910,248
†RingCentral, Inc. Class A	34,148	1,080,101
†ServiceNow, Inc.	8,464	7,570,117
†Smartsheet, Inc. Class A	77,020	4,263,827
†Synopsys, Inc.	9,737	4,930,719
†Teradata Corp.	74,869	2,271,525
†Workday, Inc. Class A	25,463	6,223,412
†Zscaler, Inc.	2,984	510,085
		264,124,948
Specialty Retail–2.52%
†Burlington Stores, Inc.	19,444	5,123,105
†CarMax, Inc.	16,668	1,289,770
Home Depot, Inc.	54,861	22,229,677
Ross Stores, Inc.	35,139	5,288,771
Tractor Supply Co.	37,485	10,905,511
		44,836,834
Technology Hardware, Storage & Peripherals–6.43%
Apple, Inc.	491,891	114,610,603
		114,610,603
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods–1.15%
†Birkenstock Holding PLC	9,658	$476,043
†Lululemon Athletica, Inc.	36,030	9,776,740
†On Holding AG Class A	98,932	4,961,440
†Skechers USA, Inc. Class A	78,053	5,223,307
		20,437,530
Trading Companies & Distributors–0.41%
Ferguson Enterprises, Inc.	5,435	1,079,228
United Rentals, Inc.	7,610	6,162,045
		7,241,273
Total Common Stock (Cost $883,507,552)		1,681,248,351
RIGHTS–0.00%
†=ABIOMED, Inc.	11,753	11,988
Total Rights (Cost $11,988)		11,988

MONEY MARKET FUND–5.34%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.94%)	95,013,349	95,013,349
Total Money Market Fund (Cost $95,013,349)		95,013,349

TOTAL INVESTMENTS–99.72% (Cost $978,532,889)	1,776,273,688
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.28%	5,063,943
NET ASSETS APPLICABLE TO 32,809,482 SHARES OUTSTANDING–100.00%	$1,781,337,631

†Non-income producing.
=The value of this security was determined using significant unobservable inputs.
LVIP Blended Large Cap Growth Managed Volatility Fund–3

LVIP Blended Large Cap Growth Managed Volatility Fund
Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2024:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contracts:
291	E-mini S&P 500 Index	$84,597,338	$81,789,176	12/20/24	$2,808,162	$—
11	E-mini S&P MidCap 400 Index	3,463,460	3,407,164	12/20/24	56,296	—
Total Futures Contracts					$2,864,458	$—

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2024.

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
LVIP Blended Large Cap Growth Managed Volatility Fund–4